Vanguard® Short-Term Inflation-Protected Securities Index Fund
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.6%)
U.S. Government Securities (99.6%)
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/24	2,907,278	2,898,192
	United States Treasury Inflation Indexed Bonds	0.500%	4/15/24	1,642,984	1,621,934
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/24	2,656,725	2,610,647
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/24	2,373,409	2,321,119
	United States Treasury Inflation Indexed Bonds	0.250%	1/15/25	2,430,567	2,359,548
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/25	1,655,401	1,642,469
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/25	1,936,075	1,866,800
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/25	2,735,958	2,650,459
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/25	2,356,732	2,265,777
	United States Treasury Inflation Indexed Bonds	0.625%	1/15/26	2,246,062	2,167,450
	United States Treasury Inflation Indexed Bonds	2.000%	1/15/26	1,070,998	1,062,464
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/26	1,818,844	1,730,744
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/26	2,230,270	2,125,029
	United States Treasury Inflation Indexed Bonds	0.125%	10/15/26	2,529,901	2,402,220
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/27	2,084,534	1,981,610
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/27	1,032,977	1,042,338
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/27	2,579,009	2,423,865
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/27	2,290,350	2,176,548
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/27	2,584,547	2,565,163
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/28	2,341,815	2,216,674
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/28	969,838	964,383
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/28	2,551,317	2,486,737
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/28	1,008,944	1,080,989
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/28	2,036,548	1,950,632
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/28	2,616,187	2,695,899
Total U.S. Government and Agency Obligations (Cost $53,476,418)					51,309,690
				Shares
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[1]	Vanguard Market Liquidity Fund (Cost $533,110)	5.435%		5,331,893	533,082
Total Investments (100.7%) (Cost $54,009,528)					51,842,772
Other Assets and Liabilities—Net (-0.7%)					(341,718)
Net Assets (100%)					51,501,054
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.  Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	51,309,690	—	51,309,690
Temporary Cash Investments	533,082	—	—	533,082
Total	533,082	51,309,690	—	51,842,772